CONCENTRATIONS OF RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CONCENTRATIONS OF RISK
CONCENTRATIONS OF RISK

9. CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers

For the three months ended June 30, 2022 and 2021, there was a single customer who accounted for 99% of the Company’s revenue totaling $299,066 and $667,521, respectively.

For the six months ended June 30, 2022 and 2021, there was a single customer who accounted for 99% of the Company’s revenue totaling $299,066 and $338,826, respectively.

(a) Major vendors

For the three months ended June 30, 2022 and 2021, there was a single vendor who accounted for 100% of the Company’s cost of revenue totaling $297,891 and $337,129, respectively.

For the six months ended June 30, 2022 and 2021, there was a single vendor who accounted for 100% of the Company’s cost of revenue totaling $297,891 and $664,708, respectively.

(b) Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

Further, with the current global economic outlook and increasing commodity prices, the consumers purchasing power will be impacted.  This in turn may influence the Company’s business, financial condition, and results of operations.

(c) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of HKD converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

11. CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers

For the year ended December 31, 2021, there is one single customer who accounts for 97% of the Company’s revenue totaling $1,259,890 with $15,773 accounts receivable at December 31, 2021.

For the year ended December 31, 2020, there is one single customer who accounts for 90% of the Company’s revenue totaling $214,869 with $0 accounts receivable at December 31, 2020.

(b) Major vendors

For the year ended December 31, 2021, there is one single vendor who accounts for 99% of the Company’s cost of revenue totaling $1,273,991 with $15,696 accounts payable at December 31, 2021.

For the year ended December 31, 2020, there is one single vendor who accounts for 97% of the Company’s cost of revenue totaling $225,785 with $0 accounts payable at December 31, 2020.

(c) Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.

(d) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of HKD and SGD converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.